Revenues - Summary of Analysis of Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 145,003,021	$ 144,259,312	$ 164,330,202
Total revenues	145,003,021	144,259,312	164,330,202
Time Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	101,837,425	97,249,537	104,099,818
Bareboat [Member]
Disaggregation of Revenue [Line Items]
Revenues	16,876,956	21,764,102	24,646,311
Voyage Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	25,161,401	24,018,198	34,266,082
Other Income Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,127,239	$ 1,227,475	$ 1,317,991